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                       SAI Supplement - September 28, 2005

                                 The Weitz Funds
 Supplement dated September 28, 2005 to the Statement of Additional Information
                               Dated July 30, 2005

The table included under the heading PORTFOLIO MANAGERS on Page 33 of the Statement of Additional Information is amended in its entirety to read as follows:

                                                                                                                TOTAL
                    OTHER REGISTERED      ASSETS       OTHER POOLED       ASSETS                  ASSETS        ASSETS
                   INVESTMENT COMPANY    MANAGED        INVESTMENT       MANAGED *     OTHER     MANAGED *    MANAGED *
PORTFOLIO MANAGER       ACCOUNTS       ($ MILLIONS)  VEHICLE ACCOUNTS  ($ MILLIONS)  ACCOUNTS  ($ MILLIONS)  ($ MILLIONS)
-------------------------------------------------------------------------------------------------------------------------
Wallace R. Weitz          None             N/A             Two           $ 336.7       Three     $ 115.2       $ 451.9
Bradley P. Hinton         None             N/A             One**         $   3.3**      None         N/A           N/A
Thomas D. Carney          None             N/A             One           $  50.6         One     $   6.1       $  56.7

* If an account has a co-portfolio manager, the total number of accounts and assets, have been allocated to each respective manager.
   Therefore, some accounts and assets have been counted twice.
** One pooled investment vehicle advised by Weitz & Co. commenced operations as of April 1, 2005.